Share-based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Feb. 28, 2023	Sep. 08, 2021	Apr. 22, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Share-Based Payment [Line Items]
Purchase price per share (in Dollars per share)							$ 0.0001
Sales and marketing expenses (in Dollars)							$ 14,457
Ordinary shares percentage					3.00%
Grant shares								1,402,000
Aggregate unrecognized share-based compensation expenses (in Dollars)						$ 1,500
Class A Ordinary Shares [Member]
Share-Based Payment [Line Items]
Restricted shares				8,979,600
Common stock, shares issued					1,812,663
Restricted Stock Units (RSUs) [Member]
Share-Based Payment [Line Items]
Granted RSUs	200,000	688,396	400,000